Employee Benefits - Summary of Fair Value of Plan Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Dec. 08, 2022	Jan. 31, 2022
Disclosure of fair value of plan assets [line items]
Insurance contracts	$ 150.5	$ 155.1	$ 1.3